MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

September 30, 2023 (Unaudited)

Mutual Funds (98.9%)	Shares	Value

Oberweis Micro-Cap	24,785	$ 853,341
Congress Small Cap Growth Class I	21,057	769,218
Schwab Fundamental US Small Company Index	50,466	738,820
Paradigm Micro Cap	13,943	668,268
Natixis Vaughan Nelson Small Cap Value Class Y	35,434	625,407
Ageis Value Class I	17,300	594,075
Vanguard Small-Cap Value Index ADM ClASS	8,626	590,967
Hennessy Cornerstone Mid Cap 30 Class I	27,139	570,200
Thrivent Small Cap Stock Class S	19,894	528,770
Vanguard Tax-Managed Small Cap Adm Class	6,000	460,860
Fuller & Thaler Behavioral Sm-Cap Equity Class I	12,154	447,623
Bridgeway Small-Cap Value	10,608	370,848
Virtus Small-Cap Core Class I	7,162	339,276
Virtus KAR Small-Cap Growth Class I	9,500	313,880
Invesco Small Cap Value Class Y	14,570	302,623
Oberweis Small-Cap Opportunities Class I	11,837	251,420
Hood River Small-Cap Growth Class I	4,148	203,889

Total Mutual Funds (Cost $ 7,631,176)		8,629,485

Short-Term Securities (1.0%)

Fidelity Institutional Money Market Class I (Cost $ 88,548)		88,548

Total Short-Term Securities		88,548

Total Investments in Securities (Cost $ 7,719,724) (99.9%)		8,718,033

Net Other Assets and Liabilities (0.1%)		7,018

Net Assets (100%)		$ 8,725,051

As of September 30, 2023, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$7,631,176
Unrealized appreciation	998,309
Unrealized depreciation	0
Net unrealized appreciation (depreciation)	998,309

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

September 30, 2023 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2023:

MH Elite Small Cap Fund of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 8,629,485	-	-	$ 8,629,485
Short Term Investments	88,548	-	-	88,548
Total Investments in Securities	$ 8,718,033	-	-	$ 8,718,033

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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